Cover	Aug. 05, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119285
Document Period End Date	Aug. 05, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2614
Corporate High Yield And Income Portfolio Of Cefs Series 51 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in high yield or “junk” credit quality fixed income securities, which are rated below investment-grade by one or more nationally recognized statistical rating organizations or may be unrated but deemed to be of comparable quality by a Closed-End Fund’s adviser, and/or other income-producing securities.
Discount Opportunity Strategy Portfolio Of Cefs Series 32 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that are currently trading at a greater percentage discount to their net asset value (“NAV Discount”) than their historical NAV Discount. The trust seeks capital appreciation by selecting Closed-End Funds that the sponsor believes have the potential to narrow the gap between their current NAV Discount and their historical NAV Discount. The trust portfolio will include a variety of Closed-End Funds, including general equity funds, taxable fixed-income funds, municipal funds and balanced/multi-asset funds. The Closed-End Funds will invest in securities of a variety of asset classes. These asset classes may include, but are not limited to:
Energy Innovation Portfolio Series 10 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in innovative energy companies, as described below. Innovative companies are those that create new technologies or novel product solutions, which may create new growth opportunities. An innovative energy company is a company that derives at least 50% of its revenues or profits from evolving technologies in one or more the following areas: renewable energy; alternative fuels; natural gas & hydrogen; next generation hydrocarbons; emission control technologies; energy storage, maintenance & transmission; or artificial intelligence infrastructure (including data centers). The trust will seek to invest in innovative energy companies that may be positioned to benefit from evolving technologies related to the production, storage and consumption of energy and may have the ability to improve productivity, improve efficiency, reduce carbon emissions or generate non-traditional sources of energy. Innovative energy companies can come from a variety of GICS sectors both within and outside of the traditional oil & gas space.
Us Low Volatility Strategy Portfolio Series 56 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common stocks of U.S. companies that the sponsor believes are lower volatility securities. The trust applies a series of screens to determine the final portfolio, including measuring the volatility of a security by using the standard deviation of daily returns for the previous trailing year for such a security and selecting the securities with the lowest volatility. The trust seeks total returns that may exceed the S&P 500 Index’s market level in certain risk-adjusted return metrics. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. As a result of this strategy, the trust invests significantly in the real estate sector and the utilities sector.